Stock Options and Grants (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of stock option activity and changes
Outstanding, Beginning balance	15,425,001	10,330,001
Granted, Shares		5,207,500
Exercised, Shares		(112,500)
Cancelled, Shares
Outstanding, Ending balance	15,425,001	15,425,001	10,330,001
Exercisable, Shares	13,729,168	11,625,835
Outstanding, Weighted Average Fair Value Per Share	$ 0.07	$ 0.10
Granted, Weighted Average Fair Value Per Share		0.11
Exercised, Weighted Average Fair Value Per Share		0.09
Cancelled, Weighted Average Fair Value Per Share
Outstanding, Weighted Average Fair Value Per Share	0.07	0.07	$ 0.10
Exercisable, Weighted Average Fair Value Per Share	0.11	0.09
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance	0.30	0.36
Granted, Weighted Average Exercise Price Per Share		0.14
Exercises, Weighted Average Exercise Price Per Share		0.20
Cancelled, Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding, Ending balance	0.30	0.30	$ 0.36
Exercisable, Weighted Average Exercise Price Per Share	$ 0.31	$ 0.33
Outstanding, Weighted Average Remaining Terms (in years)	7 years	8 years	8 years 1 month 28 days
Exercisable, Weighted Average Remaining Terms (in years)	6 years 9 months 18 days	7 years 6 months
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 112,500	$ 109,050
Aggregate Intrinsic Value, Outstanding, Ending Balance		112,500	$ 109,050
Exercisable, Aggregate Intrinsic Value		$ 37,500